Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 11,972	$ 7,826
Marketable securities (Note D)	608	701
Notes and accounts receivable-trade (net of allowances of $297 in 2017 and $290 in 2016)	8,928	9,182
Short-term financing receivables (net of allowances of $261 in 2017 and $337 in 2016) (Note F)	21,721	19,006
Other accounts receivable (net of allowances of $36 in 2017 and $48 in 2016)	981	1,057
Inventories (Note E)	1,583	1,553
Prepaid expenses and other current assets	3,942	4,564
Total current assets	49,735	43,888
Property, plant and equipment (Note G)	32,331	30,133
Less: Accumulated depreciation (Note G)	21,215	19,303
Property, plant and equipment - net (Note G)	11,116	10,830
Long-term financing receivables (net of allowances of $74 in 2017 and $101 in 2016) (Note F)	9,550	9,021
Prepaid pension assets (Note S)	4,643	3,034
Deferred taxes (Note N)	4,862	5,224
Goodwill (Note I)	36,788	36,199
Intangible assets - net (Note I)	3,742	4,688
Investments and sundry assets (Note H)	4,919	4,585
Total assets	125,356	117,470
Current liabilities
Taxes (Note N)	4,219	3,235
Short-term debt (Notes D&J)	6,987	7,513
Accounts payable	6,451	6,209
Compensation and benefits	3,644	3,577
Deferred income	11,552	11,035
Other accrued expenses and liabilities	4,510	4,705
Total current liabilities	37,363	36,275
Long-term debt (Notes D&J)	39,837	34,655
Retirement and nonpension postretirement benefit obligations (Note S)	16,720	17,070
Deferred income	3,746	3,600
Other liabilities (Note K)	9,965	7,477
Total liabilities	107,631	99,078
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital; Shares authorized: 4,687,500,000; Shares issued (2017-2,229,428,813; 2016-2,225,116,815)	54,566	53,935
Retained earnings	153,126	152,759
Treasury stock, at cost (shares: 2017 - 1,307,249,588; 2016 - 1,279,249,412)	(163,507)	(159,050)
Accumulated other comprehensive income/(loss)	(26,592)	(29,398)
Total IBM stockholders' equity	17,594	18,246
Noncontrolling interests (Note A)	131	146
Total equity	17,725	18,392
Total liabilities and equity	$ 125,356	$ 117,470